Class K [Member] Expense Example - Class K - BlackRock High Yield Portfolio - Class K Shares	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	153
Expense Example, with Redemption, 5 Years	268
Expense Example, with Redemption, 10 Years	$ 603